RELATED PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Board of Directors Chairman
Related Party Transaction [Line Items]
Payments for legal settlements	$ 5,100,000
Related party transaction, amounts of transaction	900,000	$ 1,400,000
Board Of Directors
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction	$ 0	$ 100,000	$ 400,000